Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 02, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
CIK	dei_EntityCentralIndexKey	0001497778
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 29, 2018
Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2018
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018